Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical areas
Total assets	€ 146,939	€ 142,606	€ 100,686
Capital expenditure in tangible and intangible assets	8,485	9,215	8,056
Italy
Geographical areas
Capital expenditure in tangible and intangible assets	2,009	2,006	1,475
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets	673	485	415
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets	308	235	205
Americas
Geographical areas
Capital expenditure in tangible and intangible assets	556	609	1,266
Asia
Geographical areas
Capital expenditure in tangible and intangible assets	1,519	1,471	1,390
Africa
Geographical areas
Capital expenditure in tangible and intangible assets	3,276	4,105	3,163
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets	144	304	142
Allocated amounts
Geographical areas
Total assets	103,957	99,664	100,686
Allocated amounts | Italy
Geographical areas
Total assets	29,787	30,026	29,195
Allocated amounts | Other European Union
Geographical areas
Total assets	7,704	6,962	7,689
Allocated amounts | Rest of Europe
Geographical areas
Total assets	4,709	5,124	6,564
Allocated amounts | Americas
Geographical areas
Total assets	6,470	7,658	8,892
Allocated amounts | Asia
Geographical areas
Total assets	21,232	17,855	18,653
Allocated amounts | Africa
Geographical areas
Total assets	32,624	30,928	28,167
Allocated amounts | Other areas
Geographical areas
Total assets	€ 1,431	€ 1,111	€ 1,526